Consolidated Statements of Income and Comprehensive Income - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue:	¥ 10,518,468	¥ 5,910,843	¥ 14,121,840	¥ 13,264,408
Cost of revenue	(8,768,666)	(4,836,479)	(11,469,951)	(10,744,926)
Gross profit	1,749,802	1,074,364	2,651,889	2,519,482
Operating expenses
Selling, general and administrative expenses	(1,077,092)	(799,775)	(1,713,388)	(1,602,627)
Total operating expenses	(1,077,092)	(799,775)	(1,713,388)	(1,602,627)
Operating income	672,710	274,589	938,501	916,855
Other income (expenses):
Interest expenses	(109,535)	(201,543)	(422,769)	(315,511)
Other income, net	5,871	1,370	4,227	3,823
Total other expenses	(103,664)	(200,173)	(418,542)	(311,688)
Income before income taxes	569,046	74,416	519,959	605,167
Income tax expenses	(199,891)	(28,595)	(196,354)	(251,142)
Net income	369,155	45,821	323,605	354,025
Other comprehensive (loss) income
Foreign currency translation adjustment	(9,114)	(955)	(7,273)	3,588
Total comprehensive income	¥ 360,041	¥ 44,866	¥ 316,332	¥ 357,613
Earnings per share:
Basic	¥ 17.05	¥ 2.23	¥ 15.37	¥ 17.38
Diluted	¥ 17.05	¥ 2.23	¥ 15.37	¥ 17.38
Weighted average number of shares of common stock outstanding
Basic	21,652,110	20,586,530	21,053,384	20,374,500
Diluted	21,652,110	20,586,530	21,053,384	20,374,500